UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10555

PIMCO Corporate Income Fund
(Exact name of registrant as specified in charter)

1633 Broadway New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1633 Broadway New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	October 31, 2011

Date of reporting period:	July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Corporate Income Fund Schedule of Investments

July 31, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—61.4%
Airlines—2.0%
	American Airlines Pass Through Trust,
$1,000	7.858%, 4/1/13 (AGC)	Ba1/BBB-	$1,005,000
1,877	10.375%, 1/2/21 (i)	Baa3/A-	2,168,206
1,908	Continental Airlines Pass Through Trust, 9.798%, 4/1/21	Ba3/B	1,975,158
8,528	Northwest Airlines, Inc., 7.15%, 4/1/21 (MBIA)	Ba3/BB+	8,528,249
	United Air Lines Pass Through Trust,
1,371	7.336%, 1/2/21 (a)(b)(d)(j)
	(acquisition cost-$1,371,062; purchased 6/19/07)	Ba2/B+	1,288,798
2,727	10.40%, 5/1/18 (i)	Baa2/BBB+	3,071,555
			18,036,966

Automotive—0.2%
1,500	Ford Motor Co., 9.98%, 2/15/47	Ba3/B+	1,849,882

Banking—8.6%
4,000	ABN Amro North American Holding Preferred Capital Repackage Trust I,
	6.523%, 11/8/12 (a)(d)(g)	Ba3/BB+	3,700,000
2,400	AgFirst Farm Credit Bank, 7.30%, 8/29/11 (a)(b)(d)(g)(j)
	(acquisition cost-$1,904,000; purchased 2/26/10-3/2/10)	NR/A	2,410,567
1,150	BankAmerica Capital II, 8.00%, 12/15/26	Baa3/BB+	1,180,188
	Barclays Bank PLC,
4,600	7.434%, 12/15/17 (a)(d)(g)(i)	Baa2/A-	4,634,500
7,760	10.179%, 6/12/21 (a)(d)(i)	Baa1/A	9,661,200
£200	14.00%, 6/15/19 (g)	Baa2/A-	399,693
$5,000	BPCE S.A., 12.50%, 9/30/19 (a)(b)(d)(g)(i)(j)
	(acquisition cost-$5,600,000; purchased 1/11/11)	Baa3/NR	5,810,230
25,290	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
	11.00%, 6/30/19 (a)(d)(g)(i)	A2/AA-	32,401,978
2,000	HBOS PLC, 6.75%, 5/21/18 (a)(d)(i)	Baa3/BBB	2,008,044
1,000	HSBC Capital Funding L.P., 10.176%, 6/30/30 (g)	A3/A-	1,340,000
€4,100	Intesa Sanpaolo SpA, 8.375%, 10/14/19 (g)	Baa2/BBB+	5,537,810
	Regions Financial Corp.,
$1,900	7.375%, 12/10/37	B1/BB	1,813,240
3,400	7.75%, 11/10/14	Ba3/BB+	3,628,521
£1,200	Santander Finance Preferred S.A. Unipersonal, 11.30%, 7/27/14 (g)	Baa2/A-	2,075,615
			76,601,586

Building & Construction—0.3%
$1,000	Desarrolladora Homex SAB De C.V., 9.50%, 12/11/19 (a)(d)	Ba3/BB-	1,097,500
1,700	Macmillan Bloedel Pembroke L.P., 7.70%, 2/15/26	Ba1/BBB-	1,920,344
			3,017,844

Consumer Products—0.2%
1,700	Reynolds Group Issuer, Inc., 9.00%, 4/15/19 (a)(d)	Caa1/B-	1,700,000

Energy—0.4%
4,300	Dynegy Roseton / Danskammer Pass Through Trust,
	7.67%, 11/8/16, Ser. B	Ca/CC	3,332,500

Financial Services—28.8%
2,300	AGFC Capital Trust I,
	6.00%, 1/15/67 (converts to FRN on 1/15/17) (a)(d)	Caa2/CCC-	1,552,500

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
	Ally Financial, Inc.,
$240	5.35%, 1/15/14	B1/B+	$237,282
70	5.75%, 1/15/14	B1/B+	69,838
372	5.85%, 6/15/13	B1/B+	369,782
225	6.00%, 7/15/13	B1/B+	222,302
34	6.00%, 3/15/19	B1/B+	32,023
494	6.00%, 9/15/19	B1/B+	460,303
492	6.05%, 8/15/19	B1/B+	459,453
659	6.125%, 10/15/19	B1/B+	615,265
343	6.15%, 9/15/19	B1/B+	322,726
5	6.15%, 10/15/19	B1/B+	4,695
10	6.20%, 4/15/19	B1/B+	9,495
517	6.25%, 12/15/18	B1/B+	495,365
10	6.25%, 4/15/19	B1/B+	9,520
182	6.25%, 5/15/19	B1/NR	172,558
10	6.25%, 7/15/19	B1/B+	9,454
620	6.30%, 8/15/19	B1/B+	588,496
210	6.35%, 5/15/13	B1/B+	209,780
5	6.35%, 7/15/19	B1/B+	4,757
158	6.40%, 12/15/18	B1/B+	152,724
133	6.50%, 2/15/16	B1/B+	131,948
771	6.50%, 6/15/18	B1/B+	771,672
666	6.50%, 11/15/18	B1/B+	649,656
879	6.50%, 12/15/18	B1/B+	854,479
11	6.50%, 5/15/19	B1/B+	10,595
55	6.50%, 1/15/20	B1/B+	50,271
78	6.60%, 5/15/18	B1/B+	77,976
476	6.65%, 6/15/18	B1/B+	477,208
770	6.65%, 10/15/18	B1/B+	766,985
682	6.70%, 6/15/18	B1/B+	683,689
250	6.70%, 11/15/18	B1/B+	246,608
499	6.70%, 12/15/19	B1/B+	484,180
195	6.75%, 8/15/16	B1/B+	193,714
10	6.75%, 6/15/17	B1/B+	10,008
26	6.75%, 3/15/18	B1/B+	25,874
554	6.75%, 7/15/18	B1/B+	555,309
113	6.75%, 9/15/18	B1/B+	111,176
432	6.75%, 10/15/18	B1/B+	428,744
125	6.75%, 11/15/18	B1/B+	125,009
293	6.75%, 5/15/19	B1/B+	286,331
209	6.75%, 6/15/19	B1/B+	203,512
682	6.80%, 9/15/18	B1/B+	681,892
135	6.80%, 10/15/18	B1/B+	135,023
30	6.85%, 5/15/18	B1/B+	29,991
80	6.875%, 7/15/18	B1/B+	80,062
133	6.90%, 6/15/17	B1/B+	133,365
535	6.90%, 7/15/18	B1/B+	536,594
320	6.90%, 8/15/18	B1/B+	318,453
10	7.00%, 8/15/16	B1/B+	10,003
133	7.00%, 2/15/18	B1/B+	133,093
2,262	7.00%, 5/15/18	B1/B+	2,262,197
60	7.00%, 8/15/18	B1/B+	59,999
975	7.00%, 9/15/18	B1/B+	971,931

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$560	7.00%, 11/15/23	B1/B+	$547,674
107	7.05%, 3/15/18	B1/B+	107,000
1,771	7.05%, 4/15/18	B1/B+	1,771,136
105	7.125%, 10/15/17	B1/B+	105,230
148	7.15%, 6/15/16	B1/B+	148,057
143	7.15%, 9/15/18	B1/B+	142,982
210	7.15%, 1/15/25	B1/B+	206,805
270	7.25%, 9/15/17	B1/B+	267,149
214	7.25%, 4/15/18	B1/B+	214,555
1,515	7.25%, 8/15/18	B1/B+	1,516,628
385	7.25%, 9/15/18	B1/B+	384,991
50	7.25%, 3/15/25	B1/B+	49,260
227	7.30%, 12/15/17	B1/B+	223,808
61	7.30%, 1/15/18	B1/B+	61,153
12,781	7.375%, 11/15/16	B1/B+	12,823,382
80	7.375%, 4/15/18	B1/B+	80,317
20	7.40%, 12/15/17	B1/B+	20,052
16	7.50%, 11/15/16	B1/B+	16,004
45	7.50%, 11/15/17	B1/B+	45,120
23	7.50%, 12/15/17	B1/B+	23,062
27	7.625%, 11/15/12	B1/B+	27,072
266	9.00%, 7/15/20	B1/B+	269,982
2,000	American Express Co., 6.80%, 9/1/66 (converts to FRN on 9/1/16)	Baa2/BB	2,067,500
€1,500	American General Finance Corp., 4.125%, 11/29/13	B3/B	2,016,508
$5,000	BAC Capital Trust XIV, 5.63%, 3/15/12 (g)	Ba3/BB+	3,662,500
	BNP Paribas S.A. (g),
6,700	7.195%, 6/25/37 (a)(d)(i)	Baa1/A	6,331,500
€350	7.781%, 7/2/18	Baa1/A	520,517
$3,300	C10 Capital SPV Ltd., 6.722%, 12/31/16 (g)	NR/B-	2,310,000
1,790	Capital One Bank USA N.A., 8.80%, 7/15/19 (i)	Baa1/BBB	2,255,409
1,500	Capital One Capital V, 10.25%, 8/15/39	Baa3/BB	1,596,375
3,300	Capital One Capital VI, 8.875%, 5/15/40	Baa3/BB	3,467,142
1,558	Cedar Brakes II LLC, 9.875%, 9/1/13 (a)(d)	Baa3/BBB-	1,624,649
500	Cemex Finance LLC, 9.50%, 12/14/16 (a)(d)	NR/B	486,250
	CIT Group, Inc.,
546	7.00%, 5/1/14	B2/B+	551,252
280	7.00%, 5/1/15	B2/B+	281,314
467	7.00%, 5/1/16	B2/B+	468,273
653	7.00%, 5/1/17	B2/B+	655,583
	Citigroup, Inc.,
CAD 1,300	5.365%, 3/6/36 (a)(b)(j)
	(acquisition cost-$1,126,438; purchased 5/19/11)	Baa1/A-	1,199,077
$300	6.125%, 8/25/36	Baa1/A-	298,161
21,500	Citigroup Capital XXI, 8.30%, 12/21/77 (converts to FRN on 12/21/37)	Ba1/BB+	22,145,000
	Credit Agricole S.A. (g),
2,800	6.637%, 5/31/17 (a)(d)(i)	A3/BBB+	2,408,000
€2,000	7.875%, 10/26/19	A3/BBB+	2,960,013
$6,000	8.375%, 10/13/19 (a)(d)(i)	A3/BBB+	6,210,000
£500	General Electric Capital Corp.,
	6.50%, 9/15/67 (converts to FRN on 9/15/17) (a)(d)	Aa3/A+	816,622
	Goldman Sachs Group, Inc. (i),
$4,000	6.45%, 5/1/36	A2/A-	3,896,860

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$7,000	6.75%, 10/1/37	A2/A-	$7,013,692
	International Lease Finance Corp.,
1,500	5.65%, 6/1/14	B1/BBB-	1,530,000
2,900	6.75%, 9/1/16 (a)(d)	Ba3/BBB-	3,088,500
1,000	8.625%, 9/15/15	B1/BBB-	1,106,250
11,000	JPMorgan Chase & Co., 7.90%, 4/30/18 (g)	Baa1/BBB+	11,830,951
4,100	JPMorgan Chase Capital XX,
	6.55%, 9/15/66 (converts to FRN on 9/15/36) (i)	A2/BBB+	4,169,220
	LBG Capital No.1 PLC,
€300	7.375%, 3/12/20	Ba3/BB	388,178
£100	7.588%, 5/12/20	Ba3/BB	147,731
£200	7.867%, 12/17/19	Ba3/BB	297,103
£400	7.869%, 8/25/20	Ba3/BB	601,099
$12,700	7.875%, 11/1/20 (a)(d)	Ba3/BB	12,033,250
17,500	8.00%, 6/15/20 (a)(d)(g)	NR/BB-	16,275,000
8,500	8.50%, 12/17/21 (a)(d)(g)	NR/BB-	7,607,500
£300	11.04%, 3/19/20	Ba3/BB	521,366
	LBG Capital No.2 PLC,
€400	8.875%, 2/7/20	Ba2/BB+	566,138
£3,100	9.125%, 7/15/20	Ba2/BB+	4,938,388
£500	9.334%, 2/7/20	Ba2/BB+	804,311
$13,000	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18 (e)	WR/NR	3,623,750
5,200	PNC Financial Services Group, Inc., 6.75%, 8/1/21 (g)	Baa3/BBB	5,207,966
4,100	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31 (g)	Ba2/BB	3,556,750
	SLM Corp.,
5,900	8.00%, 3/25/20	Ba1/BBB-	6,476,607
13,500	8.45%, 6/15/18	Ba1/BBB-	15,117,732
€4,000	Societe Generale S.A., 7.756%, 5/22/13 (g)	Baa2/BBB+	5,575,169
	Springleaf Finance Corp.,
$2,200	5.40%, 12/1/15	B3/B	2,046,000
500	6.50%, 9/15/17	B3/B	457,500
3,000	6.90%, 12/15/17	B3/B	2,823,750
12,100	Wachovia Capital Trust III, 5.570%, 8/29/11 (g)(i)	Baa3/A-	11,328,625
14,000	Wells Fargo & Co., 7.98%, 3/15/18 (g)	Baa3/A-	15,067,500
3,800	Wells Fargo Capital XV, 9.75%, 9/26/13 (g)(i)	Baa3/A-	4,042,250
			254,018,065

Healthcare & Hospitals—2.1%
	HCA, Inc.,
10,000	7.875%, 2/15/20	Ba3/BB	10,875,000
3,600	8.50%, 4/15/19	Ba3/BB	3,987,000
3,500	9.625%, 11/15/16, PIK	B2/BB-	3,753,750
			18,615,750

Hotels/Gaming—0.5%
	MGM Resorts International,
700	10.375%, 5/15/14	Ba3/B	803,250
1,050	11.125%, 11/15/17	Ba3/B	1,215,375
2,254	Times Square Hotel Trust, 8.528%, 8/1/26 (a)(d)	Baa3/BB+	2,500,975
			4,519,600

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Insurance—15.0%
$15,700	American General Capital II, 8.50%, 7/1/30	Baa2/BBB-	$17,348,500
1,400	American General Institutional Capital A, 7.57%, 12/1/45 (a)(d)	Baa2/BBB-	1,473,500
9,000	American General Institutional Capital B, 8.125%, 3/15/46 (a)(d)	Baa2/BBB-	9,765,000
	American International Group, Inc.,
14,000	6.25%, 3/15/87	Baa2/BBB	12,705,000
MXN 16,000	7.98%, 6/15/17	Baa1/A-	1,242,616
$36,750	8.175%, 5/15/68 (converts to FRN on 5/15/38) (i)	Baa2/BBB	40,195,313
18,700	8.25%, 8/15/18 (i)	Baa1/A-	22,231,962
£4,000	8.625%, 5/22/68 (converts to FRN on 5/22/18)	Baa2/BBB	6,713,536
$5,100	Dai-ichi Life Insurance Co., Ltd., 7.25%, 7/25/21 (a)(d)(g)(i)	A3/BBB+	5,394,387
2,600	Genworth Financial, Inc., 8.625%, 12/15/16 (i)	Baa3/BBB	2,782,666
5,000	Metlife Capital Trust IV, 7.875%, 12/15/67 (a)(d)(i)	Baa2/BBB	5,501,385
6,800	Pacific Life Insurance Co., 7.90%, 12/30/23 (a)(d)(i)	A3/A-	7,936,300
			133,290,165

Metals & Mining—0.5%
200	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	Baa3/BBB-	218,748
4,000	Gerdau Holdings, Inc., 7.00%, 1/20/20 (a)(d)(i)	NR/BBB-	4,490,000
			4,708,748

Paper/Paper Products—0.1%
850	Norske Skogindustrier ASA, 6.125%, 10/15/15 (a)(d)	B2/B-	658,750

Telecommunications—1.8%
8,200	Mountain States Telephone & Telegraph Co., 7.375%, 5/1/30	Baa3/BBB-	8,666,369
5,360	Qwest Corp., 7.20%, 11/10/26 (i)	Baa3/BBB-	5,386,800
€1,300	Wind Acquisition Finance S.A., 11.75%, 7/15/17	B2/BB-	2,068,776
			16,121,945

Transportation—0.1%
$666	Federal Express Corp. Pass Through Trust, 7.65%, 1/15/14	Baa2/BBB	684,572

Utilities—0.8%
3,900	AES Andres Dominicana Ltd., 9.50%, 11/12/20 (a)(d)	NR/B-	4,178,850
1,700	FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (a)(d)	Ba2/B	1,547,000
1,100	PPL Capital Funding, Inc.,
	6.70%, 3/30/67 (converts to FRN on 3/30/17)	Ba1/BB+	1,085,306
			6,811,156
	Total Corporate Bonds & Notes (cost—$461,125,250)		543,967,529

MUNICIPAL BONDS—16.5%
California—7.6%
9,000	Alameda Cnty. JT Powers Auth. Rev., 7.046%, 12/1/44, Ser. A	A1/AA	9,763,290
1,800	Long Beach Redev. Agcy., Tax Allocation, 8.36%, 8/1/40	NR/BBB+	1,878,444
7,700	Los Angeles Cnty. Public Works Financing Auth. Rev., 7.618%, 8/1/40	A1/A+	8,565,942
2,400	Oakland Unified School Dist., Alameda Cnty., GO, 9.50%, 8/1/34	A2/NR	2,687,784
1,100	Riverside Cnty. Redev. Agcy., Tax Allocation,
	7.50%, 10/1/30, Ser. A-T	A3/A-	1,107,788
2,100	San Luis Obispo Cnty. Rev., zero coupon, 9/1/27, Ser. C (NPFGC)	Baa1/AA-	672,420
800	San Marcos Unified School Dist., GO, zero coupon, 8/1/29	Aa2/AA-	259,296
	State Public Works Board Rev.,
5,900	7.804%, 3/1/35, Ser. B-2	Aa3/BBB+	6,164,202

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
California (continued)
$20,000	8.361%, 10/1/34, Ser. G-2	A2/BBB+	$22,491,000
5,000	State, GO, 7.95%, 3/1/36	A1/A-	5,721,750
7,400	Stockton Public Financing Auth. Rev., 7.942%, 10/1/38, Ser. B	NR/A	7,765,856
			67,077,772

Colorado—0.6%
5,000	Denver Public Schools, CP, 7.017%, 12/15/37, Ser. B	Aa3/A+	5,733,550

District of Columbia—1.5%
13,000	Metropolitan Airports Auth. Rev., 7.462%, 10/1/46	Baa1/BBB+	13,329,290

Louisiana—0.2%
	New Orleans, Public Improvements, GO, Ser. A,
800	8.30%, 12/1/29	A3/BBB	868,344
820	8.55%, 12/1/34	A3/BBB	870,914
300	8.80%, 12/1/39	A3/BBB	321,099
			2,060,357

Nevada—1.8%
14,800	Las Vegas Valley Water Dist., GO, 7.263%, 6/1/34	Aa2/AA+	15,933,236

Ohio—2.1%
14,000	American Municipal Power-Ohio, Inc. Rev.,
	Comb Hydroelectric Projects, 8.084%, 2/15/50, Ser. B	A3/A	18,281,340

Pennsylvania—0.1%
2,000	Philadelphia Auth. for Industrial Dev. Rev.,
	zero coupon, 4/15/26, Ser. B (AMBAC)	A2/BBB	695,120

Texas—2.6%
4,000	Dallas Convention Center Hotel Dev. Corp. Rev., 7.088%, 1/1/42	A1/A+	4,319,240
17,200	North Texas Tollway Auth. Rev., 8.91%, 2/1/30	Baa3/NR	18,838,988
			23,158,228
	Total Municipal Bonds (cost—$136,268,712)		146,268,893

MORTGAGE-BACKED SECURITIES—13.9%
1,346	American Home Mortgage Assets, 0.417%, 9/25/46, CMO, FRN	C/D	177,905
377	Banc of America Alternative Loan Trust, 6.00%, 1/25/36, CMO	Caa2/NR	261,717
7,600	Banc of America Funding Corp., 6.00%, 3/25/37, CMO	Caa2/CCC	5,583,750
	BCAP LLC Trust (a)(d)(f),
2,500	5.876%, 3/26/37	NR/NR	217,275
2,000	10.25%, 6/25/36	NR/NR	244,623
2,812	Bear Stearns Alt-A Trust, 4.516%, 11/25/36, CMO, VRN	Caa3/CCC	1,621,412
2,378	Chase Commercial Mortgage Securities Corp.,
	6.887%, 10/15/32, CMO (a)(d)	NR/BB+	2,372,973
	Chase Mortgage Finance Corp., CMO,
11,891	2.526%, 3/25/37, FRN	Caa2/NR	9,247,595
93	2.935%, 12/25/35, FRN	NR/CC	89,756
3,087	6.00%, 7/25/37	NR/CCC	2,555,047
3,781	Citicorp Mortgage Securities, Inc., 6.00%, 6/25/36, CMO	Caa1/NR	3,547,714
	Countrywide Alternative Loan Trust, CMO,
424	5.50%, 3/25/36	Caa3/NR	295,771

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
$2,165	5.75%, 3/25/37	Caa3/CCC	$1,554,466
1,338	6.50%, 8/25/36	Ca/CC	785,323
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
834	3.419%, 9/20/36, VRN	Ca/CC	469,278
3,440	5.50%, 10/25/35	Caa1/NR	3,284,866
3,381	5.75%, 3/25/37	NR/CCC	2,910,690
1,800	6.00%, 2/25/37	NR/CC	1,502,323
1,600	6.00%, 3/25/37	NR/CCC	1,332,822
741	6.00%, 4/25/37	NR/CCC	682,760
15,000	6.00%, 5/25/37	Caa3/NR	11,728,492
	Credit Suisse Mortgage Capital Certificates, CMO,
1,689	6.00%, 2/25/37	NR/CCC	1,442,101
4,213	6.00%, 6/25/37	NR/D	3,671,602
	GSR Mortgage Loan Trust, CMO,
820	5.50%, 5/25/36	NR/CCC	707,813
9,274	6.00%, 2/25/36	NR/CCC	8,170,240
	JPMorgan Mortgage Trust, CMO,
5,052	5.00%, 3/25/37	NR/CCC	4,072,396
2,321	5.561%, 1/25/37, VRN	Caa2/NR	1,802,197
840	6.00%, 8/25/37	NR/CCC	749,027
6,084	Morgan Stanley Mortgage Loan Trust, 6.00%, 2/25/36, CMO	Caa2/CC	5,022,469
1,429	Residential Accredit Loans, Inc., 0.417%, 5/25/37, CMO, FRN	C/CCC	385,900
3,403	Residential Asset Mortgage Products, Inc., 6.50%, 12/25/31, CMO	NR/BB-	3,409,456
1,042	Residential Asset Securitization Trust, 6.00%, 9/25/36, CMO	Ca/D	583,652
	Residential Funding Mortgage Securities I, CMO,
2,800	6.00%, 1/25/37	Caa2/NR	2,401,382
3,313	6.25%, 8/25/36	Caa1/CCC	2,749,434
1,143	Sequoia Mortgage Trust, 4.798%, 2/20/47, CMO, VRN	NR/CCC	925,695
1,321	Suntrust Adjustable Rate Mortgage Loan Trust,
	5.824%, 2/25/37, CMO, FRN	NR/CCC	942,661
	WaMu Mortgage Pass Through Certificates, CMO,
1,345	5.470%, 7/25/37, VRN	NR/CC	887,535
15,217	5.603%, 7/25/37, FRN	NR/CCC	12,966,164
2,000	5.653%, 2/25/37, FRN	NR/CCC	1,686,318
797	5.833%, 9/25/36, VRN	NR/CCC	591,970
	Washington Mutual Alternative Mortgage Pass Through Certificates, CMO, FRN,
1,494	1.023%, 4/25/47	C/CCC	291,867
1,426	1.103%, 5/25/47	C/CCC	379,467
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
8,151	2.734%, 7/25/36, FRN	NR/CC	6,794,217
271	2.743%, 5/25/36, FRN	Caa2/NR	205,053
1,469	2.743%, 7/25/36, FRN	NR/CC	1,142,046
726	2.770%, 4/25/36, VRN	NR/CC	610,098
4,403	4.907%, 10/25/36, FRN	NR/CCC	3,426,323
1,800	6.00%, 7/25/37	B3/CCC	1,718,072
5,700	6.00%, 8/25/37	Caa1/NR	5,249,483
	Total Mortgage-Backed Securities (cost—$117,798,904)		123,451,196

SENIOR LOANS (a)(c)—2.3%
Financial Services—2.3%
898	CIT Group, Inc., 6.25%, 8/11/15, Term 3		902,565
20,000	Springleaf Finance Corp., 5.50%, 5/10/17		19,604,680
	Total Senior Loans (cost—$20,818,598)		20,507,245

		Credit Rating
Shares		(Moody’s/S&P)	Value*
PREFERRED STOCK—2.2%
Banking—0.2%
30,200	CoBank Acb, 11.00%, 7/1/13, Ser. C (a)(b)(d)(g)(j)
	(acquisition cost-$1,678,450; purchased 2/26/10-2/1/11)	NR/A	$1,646,145

Financial Services—2.0%
100,000	Ally Financial, Inc., 8.50%, 5/15/16, Ser. A (g)(k)	Caa1/CCC	2,462,000
100,000	Citigroup Capital XIII, 7.875%, 10/30/15 (k)	Ba1/BB+	2,707,000
512,000	GMAC Capital Trust I, 8.125%, 2/15/16, Ser. 2 (k)	B3/CCC	13,103,360
			18,272,360
	Total Preferred Stock (cost—$19,478,450)		19,918,505

CONVERTIBLE PREFERRED STOCK—1.9%
Financial Services—1.0%
8,050	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (g)	Baa3/A-	8,546,685

Insurance—0.0%
195,785	American International Group, Inc., 8.50%, 8/1/11	Baa2/NR	234,942

Utilities—0.9%
	PPL Corp.,
53,400	8.75%, 5/1/14	NR/NR	2,864,376
90,000	9.50%, 7/1/13	NR/NR	5,048,100
			7,912,476
	Total Convertible Preferred Stock (cost—$13,927,024)		16,694,103

Principal
Amount
(000s)
SOVEREIGN DEBT OBLIGATIONS—0.8%
Brazil—0.8%
BRL 8,400	Brazilian Government International Bond,
	12.50%, 1/5/22 (cost—$4,873,628)	Baa2/BBB-	6,960,054

ASSET-BACKED SECURITIES—0.3%
$2,344	GSAA Trust, 6.295%, 6/25/36	Caa3/CCC	1,353,787
1,543	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47, VRN	Caa2/CCC	1,221,285
	Total Asset-Backed Securities (cost—$2,334,724)		2,575,072

Shares
MUTUAL FUNDS—0.0%
3,160	BlackRock MuniYield Quality Fund II, Inc.		36,719
7,895	BlackRock MuniYield Quality Fund III, Inc.		96,082
	Total Mutual Funds (cost—$137,571)		132,801

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
SHORT-TERM INVESTMENTS—0.7%
Corporate Notes—0.3%
Financial Services—0.2%
	Ally Financial, Inc.,
$90	2.001%, 9/15/11, FRN	B1/B+	$90,167
130	2.101%, 12/15/11, FRN	B1/B+	129,616
50	2.131%, 1/16/12, FRN	B1/B+	49,818
115	2.231%, 1/17/12, FRN	B1/B+	114,632
100	2.281%, 2/15/12, FRN	B1/B+	99,626
149	2.301%, 12/15/11, FRN	B1/B+	148,668
76	2.431%, 2/15/12, FRN	B1/B+	75,776
40	2.551%, 3/15/12, FRN	B1/B+	39,738
896	6.75%, 7/15/12	WR/NR	891,973
			1,640,014

Utilities—0.1%
627	East Coast Power LLC, 7.066%, 3/31/12	Baa3/BBB	632,147
	Total Corporate Notes (cost—$2,255,503)		2,272,161

U.S. Treasury Obligations (h)(l)—0.1%
	U.S. Treasury Bills,
1,283	0.010%-0.062%, 8/18/11-8/25/11 (cost—$1,282,973)		1,282,973

Repurchase Agreements—0.3%
1,000	Barclays Capital, Inc., dated 7/29/11, 0.15%, due 8/1/11, proceeds $1,000,013; collateralized by U.S. Treasury Inflation Index Notes, 3.00%, 7/15/12, valued at $1,020,566 including accrued interest		1,000,000
1,306	State Street Bank & Trust Co., dated 7/29/11, 0.01%, due 8/1/11, proceeds $1,306,001; collateralized by U.S. Treasury Notes, 1.75%, due 5/31/16, valued at $1,334,574 including accrued interest		1,306,000
	Total Repurchase Agreements (cost—$2,306,000)		2,306,000
	Total Short-Term Investments (cost—$5,844,476)		5,861,134

	Total Investments (cost—$782,607,337) (m)—100.0%		$886,336,532

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $192,780,073, representing 21.8% of total investments.

(b)	Illiquid.

(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on July 31, 2011.

(d)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	In default.

(f)	Fair-Valued—Securities with an aggregate value of $461,898, representing 0.1% of total investments.

(g)	Perpetual maturity. The date shown is the next call date. On Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.

(h)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(i)	All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.

(j)	Restricted. The aggregate acquisition cost of such securities is $11,679,950. The aggregate market value is $12,354,817, representing 1.4% of total investments.

(k)	Dividend rate is fixed until the first call date and variable thereafter.

(l)	Rates reflect the effective yields at purchase date.

(m)

At July 31, 2011, the cost basis of investments for federal income tax purposes was $783,029,108. Gross unrealized appreciation was $119,822,046; gross unrealized depreciation was $16,514,622; and net unrealized appreciation was $103,307,424. The difference between book and tax cost basis was attributable to wash sales.

Glossary:

AGC—insured by Assured Guaranty Corp.

AMBAC—insured by American Municipal Bond Assurance Corp.

BRL—Brazilian Real

£—British Pound

CAD—Canadian Dollar

CMO—Collateralized Mortgage Obligation

CP—Certificates of Participation

€—Euro

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2011.

GO—General Obligation Bond

LIBOR—London Inter-Bank Offered Rate

MBIA—insured by Municipal Bond Investors Assurance

MXN—Mexican Peso

NPFGC—insured by National Public Finance Guarantee Corp.

NR—Not Rated

PIK—Payment-in-Kind

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2011.

WR—Withdrawn Rating

Other Investments:

(A)  Futures contracts outstanding at July 31, 2011:

			Market
			Value	Expiration	Unrealized
Type		Contracts	(000s)	Date	Appreciation
Long:	Financial Futures Euro—90 day	354	$88,026	3/19/12	$256,650
	Financial Futures Euro—90 day	284	70,595	6/18/12	13,714
	Financial Futures Euro—90 day	284	70,553	9/17/12	106,014
	Financial Futures Euro—90 day	284	70,485	12/17/12	205,414
	Financial Futures Euro—90 day	284	70,411	3/18/13	294,165
	Financial Futures Euro—90 day	21	5,199	6/17/13	11,909
					$887,866

At July 31, 2011, Corporate Income pledged cash collateral of $179,000 for futures contracts.

(B) Credit default swap agreements:

Sell protection swap agreements outstanding at July 31, 2011 (1):

						Upfront
Swap Counterparty/	Notional Amount	Credit	Termination	Payments	Market	Premiums	Unrealized
Referenced Debt Issuer	(000s) (3)	Spread (2)	Date	Received	Value (4)	Received	Appreciation
Bank of America:
Brazilian Government International Bond	$2,600	1.03%	12/20/15	1.00%	$(544)	$(19,925)	$19,381
Barclays Bank:
Brazilian Government International Bond	10,400	1.03%	12/20/15	1.00%	(2,178)	(77,143)	74,965
Citigroup:
SLM	10,000	1.83%	12/20/13	5.00%	801,516	(1,096,500)	1,898,016
HSBC Bank:
Mexico Government International Bond	4,000	1.02%	12/20/15	1.00%	1,696	(51,182)	52,878
					$800,490	$(1,244,750)	$2,045,240

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at July 31, 2011 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(C) Interest rate swap agreements outstanding at July 31, 2011:

	Notional		Rate Type			Upfront	Unrealized
Swap	Amount	Termination	Payments	Payments	Market	Premiums	Appreciation
Counterparty	(000s)	Date	Made	Received	Value	Received	(Depreciation)
JPMorgan Chase	$157,000	12/21/41	4.00%	3-Month USD-LIBOR	$(2,791,962)	$(843,090)	$(1,948,872)
Royal Bank of Scotland	158,000	9/19/13	0.50%	Federal Funds Overnight Rate	90,985	(237,527)	328,512
					$(2,700,977)	$(1,080,617)	$(1,620,360)

LIBOR - London Inter-Bank Offered Rate

(D)  Forward foreign currency contracts outstanding at July 31, 2011:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	July 31, 2011	(Depreciation)
Purchased:
186,100 Brazilian Real settling 9/2/11	Bank of America	$100,000	$119,043	$19,043
10,967,965 Brazilian Real settling 8/2/11	Barclays Bank	6,859,265	7,072,228	212,963
185,950 Brazilian Real settling 9/2/11	Morgan Stanley	100,000	118,947	18,947
328,000 British Pound settling 9/13/11	Citigroup	527,752	538,160	10,408
800,000 Chinese Yuan Renminbi settling 11/15/11	Barclays Bank	124,514	124,350	(164)
4,809,971 Chinese Yuan Renminbi settling 11/15/11	Citigroup	740,394	747,647	7,253
3,124,846 Chinese Yuan Renminbi settling 11/15/11	JPMorgan Chase	486,200	485,717	(483)
4,058,000 Indian Rupee settling 8/12/11	Barclays Bank	86,488	91,664	5,176
600,000 Indian Rupee settling 8/12/11	Deutsche Bank	12,834	13,553	719
4,658,000 Indian Rupee settling 7/12/12	JPMorgan Chase	100,215	100,180	(35)
645,493 Mexican Peso settling 11/18/11	Deutsche Bank	54,889	54,460	(429)
130,000 Mexican Peso settling 11/18/11	Morgan Stanley	11,013	10,968	(45)
1,520,300 South African Rand settling 9/13/11	Barclays Bank	200,000	226,093	26,093
759,900 South African Rand settling 9/13/11	Morgan Stanley	100,000	113,010	13,010
Sold:
10,967,965 Brazilian Real settling 9/2/11	Barclays Bank	6,815,787	7,015,906	(200,119)
10,967,964 Brazilian Real settling 8/2/11	UBS	6,784,588	7,072,228	(287,640)
3,624,000 British Pound settling 9/13/11	Barclays Bank	5,925,168	5,946,015	(20,847)
3,624,000 British Pound settling 9/13/11	Citigroup	5,931,673	5,946,015	(14,342)
400,000 British Pound settling 9/13/11	Royal Bank of Scotland	645,192	656,293	(11,101)
3,570,000 British Pound settling 9/13/11	UBS	5,861,986	5,857,415	4,571
652,000 Canadian Dollar settling 9/19/11	Deutsche Bank	661,845	681,683	(19,838)
267,000 Canadian Dollar settling 9/19/11	Royal Bank of Canada	270,749	279,155	(8,406)
8,573,600 Chinese Yuan Renminbi settling 9/14/11	JPMorgan Chase	1,322,066	1,331,335	(9,269)
7,322,000 Euro settling 10/19/11	Credit Suisse First Boston	10,223,343	10,501,113	(277,770)
7,323,000 Euro settling 10/19/11	Morgan Stanley	10,204,601	10,502,547	(297,946)
4,658,000 Indian Rupee settling 8/12/11	JPMorgan Chase	104,721	105,216	(495)
36,202 Malaysian Ringgit settling 8/11/11	Citigroup	11,700	12,189	(489)
2,063,338 South African Rand settling 10/28/11	HSBC Bank	293,242	304,840	(11,598)
				$(842,833)

At July 31, 2011, $1,380,000 was held in cash as collateral for derivatives.  Cash collateral held may be invested in accordance with the Fund’s investment strategy.

(E) Open reverse repurchase agreements at July 31, 2011:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.45%	7/28/11	8/29/11	$34,472,008	$34,470,284
Barclays Bank	0.45%	6/28/11	8/1/11	10,790,584	10,786,000
	0.45%	7/19/11	8/18/11	3,555,578	3,555,000
	0.45%	7/28/11	8/24/11	30,203,510	30,202,000
	0.45%	7/29/11	8/30/11	22,091,828	22,091,000
	0.60%	7/27/11	8/29/11	18,982,582	18,981,000
Deutsche Bank	0.38%	7/20/11	8/22/11	4,446,563	4,446,000
	0.38%	7/22/11	8/22/11	2,782,294	2,782,000
	0.38%	7/26/11	8/26/11	14,532,920	14,532,000
	0.45%	7/22/11	8/22/11	2,799,350	2,799,000
Greenwich Capital Markets	0.40%	7/13/11	8/15/11	1,222,258	1,222,000
UBS	0.29%	7/22/11	8/23/11	1,953,157	1,953,000
	0.31%	7/12/11	8/12/11	5,149,887	5,149,000
					$152,968,284

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended July 31, 2011 was $155,382,209 at a weighted average interest rate of 0.47%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated for the benefit of the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements at July 31, 2011 was $158,174,950.

At July 31, 2011, $90,000 was held in cash as collateral for reverse repurchase agreements. Cash collateral held may be invested in accordance with the Fund’s investment strategy.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•      Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•      Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended July 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds — Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations — Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Interest Rate Swaps — Interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps — Credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans — Senior loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of senior loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at July 31, 2011 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	7/31/11
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	—	$8,528,249	$9,508,717	$18,036,966
Energy	—	—	3,332,500	3,332,500
Transportation	—	—	684,572	684,572
All Other	—	521,913,491	—	521,913,491
Municipal Bonds	—	146,268,893	—	146,268,893
Mortgage-Backed Securities	—	122,989,298	461,898	123,451,196
Senior Loans	—	20,507,245	—	20,507,245
Preferred Stock:
Banking	—	1,646,145	—	1,646,145
Financial Services	$5,169,000	13,103,360	—	18,272,360
Convertible Preferred Stock	16,694,103	—	—	16,694,103
Sovereign Debt Obligations	—	6,960,054	—	6,960,054
Asset-Backed Securities	—	2,575,072	—	2,575,072
Mutual Funds	132,801	—	—	132,801
Short-Term Investments	—	5,861,134	—	5,861,134
Total Investments in Securities - Assets	$21,995,904	$850,352,941	$13,987,687	$886,336,532

Other Financial Instruments* - Assets
Credit Contracts	—	$2,045,240	—	$2,045,240
Foreign Exchange Contracts	—	318,183	—	318,183
Interest Rate Contracts	$887,866	328,512	—	1,216,378
Total Other Financial Instruments* - Assets	$887,866	$2,691,935	—	$3,579,801

Other Financial Instruments* - Liabilities
Foreign Exchange Contracts	—	$(1,161,016)	—	$(1,161,016)
Interest Rate Contracts	—	(1,948,872)	—	(1,948,872)
Total Other Financial Instruments* - Liabilities	—	$(3,109,888)	—	$(3,109,888)

Total Investments	$22,883,770	$849,934,988	$13,987,687	$886,806,445

*Other financial instruments not reflected in the Schedule of Investments, such as futures contracts, swap agreements and forward foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers between Levels 1 and 2 during the nine months ended July 31, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended July 31, 2011, was as follows:

		Net			Net Change
	Beginning	Purchases	Accrued	Net	in Unrealized	Transfers	Transfers	Ending
	Balance	(Sales) and	Discounts	Realized	Appreciation/	into	out of	Balance
	10/31/10	Settlements	(Premiums)	Gain (Loss)	Depreciation	Level 3	Level 3*	7/31/11
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	$10,370,772	$(728,224)	$(7,540)	$(2,372)	$(123,919)	—	—	$9,508,717
Energy	3,999,000	—	45,908	—	(712,408)	—	—	3,332,500
Financial Services	24,307,835	—	6,420	—	(431,755)	—	$(23,882,500)	—
Transportation	690,252	(22,281)	(1,543)	(221)	18,365	—	—	684,572
Mortgage-Backed Securities	—	466,400	26,862	—	(31,364)	—	—	461,898
Total Investments	$39,367,859	$(284,105)	$70,107	$(2,593)	$(1,281,081)	—	$(23,882,500)	$13,987,687

*Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

The net change in unrealized appreciation/depreciation of Level 3 investments which the Portfolio held at July 31, 2011, was $(805,336).

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR270.3a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 20, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 20, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: September 20, 2011